MFA 2023-NQM4 Trust  ABS-15G

Exhibit 99.53

Redacted Loan ID	Seller Loan ID	Investor Loan ID	Lender Application Date	Originator QM Status	Final QM Status	Originator QM Status Difference than Final QM Status?	Reason Why NonQM Final Status	APR Pricing Threshold Exceeded?	QM DTI Threshold Exceeded?	Higher Priced Mortgage Loan (HPML)?	Negatively Amortizing Loan?	Principal Deferment?	Interest Only Flag?	Prepayment Penalty?	Balloon Flag?	Adjustable Rate Balloon?	Loan Term Less Than 5 Years?	QM Points and Fees Threshold Exceeded?	QM Total Points and Fees	APR	ATR: Qualifying Payment Properly Considered?	ATR: Current Employment/Self-Employment Verified?	ATR: Balloon Qualifying Payment Properly Considered?	ATR: Reasonable Income or Assets Considered?	ATR: Subject PITIA Adequately Documented?	ATR: All Liabilities Including Alimony and Child Support in DTI?	ATR: Simultaneous Loan Calculated Properly	ATR: Credit History was Considered Properly?	ATR: Did Lender Document All ATR Factors?	ATR: Was an ATR/QM Residual Income Analysis Provided?	Residual Income	Residual Income Meets Guidelines?	Borrower 1 Employment Indicator	Borrower 2 Employment Indicator	Borrower 1 Foreign National Indicator	Borrower 2 Foreign National Indicator	Business Purpose Loan?	Business Purpose Verified?
72437			XX-XX-XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	No	Appendix Q Documentation		No	No	No		No	Yes	No	No	No				Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	Yes		Yes	XXXX	XXXX	No	No	No	N/A
72457			XX-XX-XXXX	ATR/QM: Exempt	ATR/QM: Exempt	No	Appendix Q Documentation		No		No		No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A					No		Yes	Present
72440			XX-XX-XXXX	ATR/QM: Exempt	ATR/QM: Exempt	No	Appendix Q Documentation		No		No		No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A					No		Yes	Present
72691			XX-XX-XXXX	ATR/QM: Exempt	ATR/QM: Exempt	No	Appendix Q Documentation		No		No		No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A					No		Yes	Present
72443			XX-XX-XXXX	ATR/QM: Exempt	ATR/QM: Exempt	No	Appendix Q Documentation		No		No		No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A					No	No	Yes	Present
72446			XX-XX-XXXX	ATR/QM: Exempt	ATR/QM: Exempt	No	Appendix Q Documentation		No		No		No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A					No		Yes	Present
72454			XX-XX-XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	No	Appendix Q Documentation		No	Yes	No		No	No	No	No	No	No	XXXX.XX	XX.XXX	Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	Yes		N/A	XXXX	XXXX	No	No	No	N/A
72459			XX-XX-XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	No	Appendix Q Documentation		No	Yes	No		No	No	No	No	No	No	XXXX.XX	X.XXX	Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	Yes		N/A	XXXX		No		No	N/A